Annual Total Returns[BarChart] - PIMCO New York Municipal Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.05%	7.18%	(2.79%)	9.99%	3.26%	0.54%	5.78%	0.98%	7.55%	4.72%